NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Nature and Continuance of Operations
Proceeds from sale of shares	$ 824,000
Proceeds from exercise of warrants		$ 11,950
Cash and cash equivalents	22,291,000					$ 42,460,000	$ 14,038,000
Working capital (deficiency)	(21,734,000)					36,526,000
Net loss	(31,542,000)		$ (63,872,000)	$ (63,872)	$ 31,542
Deficit	(651,520,000)					$ (619,978,000)
Gross proceeds	$ 688,000		$ 872
Common shares soldout		$ 14,500,000